Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of income tax (benefit)/expense on income/(loss)

	Year ended December 31,
	2019	2018	2017
Current
U.K.	$677	$1,014	$(142)
U.S. Federal	6,917	6,395	5,202
U.S. State	988	2,146	833
Other	9,959	11,061	8,552
Total current	18,541	20,616	14,445
Deferred
U.K.	—	85	(427)
U.S. Federal	(824)	(5,465)	(10,648)
U.S. State	(223)	(227)	(142)
Other	(7,293)	(9,360)	(24,521)
Total deferred	(8,340)	(14,967)	(35,738)

Total provision (benefit) for income taxes	$10,201	$5,649	$(21,293)

Schedule of components of pre-tax loss

	Year ended December 31,
	2019	2018	2017
U.K. loss	$(199,032)	$(222,043)	$(211,944)
U.S. income (loss)	3,733	(11,880)	(58,054)
Other loss	(5,477)	(2,590)	(15,225)
Pre-tax loss	$(200,776)	$(236,513)	$(285,223)

Schedule of reconciliation of the statutory "U.K." income tax rate to effective tax rate

	Year ended December 31,
	2019	2018	2017
Loss before tax:	$(200,776)	$(236,513)	$(285,223)
Income tax, at statutory rate	10,201	5,649	(54,905)

Statutory rate (1)	19.0%	19.0%	19.3%
Effect of different tax rates	(4.4)%	(1.2)%	3.3%
BEAT	(1.2)%	—%	—%
Tax rate modifications (2)	—%	—%	5.7%
Valuation Allowances	(17.8)%	(18.0)%	(20.8)%
Other Permanent differences	(1.3)%	(0.7)%	0.3%
Non-deductible transaction costs	(2.1)%	—%	—%
Withholding tax	(0.7)%	(0.2)%	(0.3)%
Tax indemnity	3.7%	(2.7)%	—%
Sale of Subsidiary	—%	2.2%	—%
Other	(0.3)%	(0.8)%	—%
Effective rate	(5.1)%	(2.4)%	7.5%

(1)    The Company performs a reconciliation of the income tax provisions based on its domicile and statutory rate. Reconciliations are based on the U.K. statutory corporate tax rate.

(2)    Due to rate reductions in the U.S. and Belgium enacted in the 4th quarter of 2017.

Schedule of deferred income tax assets and liabilities

The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2019	2018
Accounts receivable	$1,346	$916
Accrued expenses	4,461	3,735
Deferred revenue	2,679	3,570
Other assets	5,721	9,655
Unrealized gain/loss	94	74
Debt issuance costs	3,176	1,199
Operating losses and tax attributes	177,853	135,219
Total deferred tax assets	195,330	154,368
Valuation allowances	(165,157)	(133,856)
Net deferred tax assets	30,173	20,512

Other identifiable intangible assets, net	(32,834)	(43,247)
Other liabilities	(21,012)	(7,785)
Goodwill	(4,233)	(42)
Fixed Assets, net	(1,153)	(238)
Total deferred tax liabilities	(59,232)	(51,312)
Net deferred tax liabilities	$(29,059)	$(30,800)

In the Consolidated Balance Sheets, deferred tax assets and liabilities are shown net if they are in the same jurisdiction. The components of the net deferred tax liabilities as reported on the Consolidated Balance Sheets are as follows:

	December 31,
	2019	2018
Deferred tax asset	$19,488	$12,426
Deferred tax liability	(48,547)	(43,226)
Net deferred tax liability	$(29,059)	$(30,800)

Schedule of change in the deferred tax valuation

	December 31,
	2019	2018	2017
Beginning Balance, January 1	$133,856	$92,944	$47,185
Change Charged to Expense/(Income)	30,854	41,629	44,790
Change Charged to CTA	447	381	713
Change Charged to OCI	—	(1,098)	256
Ending Balance, December 31	$165,157	$133,856	$92,944

Summary of unrecognized tax benefits, excluding interest and penalties:

	December 31,
	2019	2018	2017
Balance at the Beginning of the year	$1,450	$91	211
Increases for tax positions taken in prior years	—	1,339	—
Increases for tax positions taken in the current year	412	72	—
Decreases due to statute expirations	—	(52)	(120)
Decrease due to payment	(717)	—	—
Balance at the End of the year	$1,145	$1,450	91